4. VARIABLE INTEREST ENTITY- SYMBID COOP (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets	$ 628,106	$ 953,975	$ 45,948
Current liabilities	380,979	448,097	277,941
Symbid Coop
Current assets	118,609	53,414	21,940
Current liabilities	$ 188,706	$ 113,137	$ 69,225